Related Party Transactions (Details) $ in Thousands		12 Months Ended
	Jan. 14, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 28, 2026 USD ($)
Related Party Transaction [Line Items]
Due from related parties		$ 3,095	$ 1,561
Due to related parties		5,343	4,621
Revenue		167,931	267,381	$ 411,757
Cost of revenue		132,643	201,140	311,272
Loans payable, non-current		61,083	58,077
Forgiveness of related party payables		5,217	2,412	0
Related Party
Related Party Transaction [Line Items]
Due from related parties		3,095	1,561
Due to related parties		5,343	4,621
Revenue		194	462	0
Cost of revenue		1,641	2,103	$ 8,745
Loans payable, non-current		0	5,006
Forgiveness of related party payables		$ 5,217
Related Party | Subsequent Event
Related Party Transaction [Line Items]
Maximum Revolving Cap on Initial Payment Responsibility	$ 50,000
Contract Reimbursement Time Period	365 days
Annual Interest Percentage on Outstanding Amount per Agreement	0.03
Amount Outstanding Under Contract					$ 14,594
Related Party | Edmodo
Related Party Transaction [Line Items]
Forgiveness of related party payables			2,412
Related Party | Loans payable, related parties, non-current (3) | Loans Payable
Related Party Transaction [Line Items]
Loans payable, non-current			$ 5,006